UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-21880
Oppenheimer Rochester Michigan Municipal Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: March 31
Date of reporting period: 09/30/2008

Item 1. Reports to Stockholders.

September 30, 2008

OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

Oppenheimer Rochester™ Michigan Municipal Fund

Management Commentaries and Semiannual Report

MANAGEMENT COMMENTARIES

An Interview with Your Fund's Managers

Listing of Top Holdings

SEMIANNUAL REPORT

Listing of Investments

Financial Statements

"After 25 years in the business of municipal fund management, I still don't pretend to have seen it all. But, allowing tax-free yields to compound over time has clearly been a winning strategy for shareholders."

OppenheimerFunds®
The Right Way to Invest

September 30, 2008 OppenheimerManagement RochesterTM MichiganCommentaries and Municipal FundSemiannual Report M A N A G E M E N T C O M M E N TA R I E S An Interview with Your Listing of Top Holdings S E M I A N N U A L R E P O RT Listing of Investments Financial Statements “After 25 years in the business of municipal fund management, I still don’t to compound over time has clearly been a winning strategy for shareholders.” —Ronald H.Fielding, Chief Strategist,Senior Vice President and Senior Portfolio Manager, OppenheimerFunds/Rochester 1234

TOP HOLDINGS AND ALLOCATIONS
Top Ten Categories

Tobacco—Master Settlement Agreement	17.3%
Hospital/Health Care	14.7
Not-for-Profit Organizations	9.7
Tax Increment Financing	8.7
Sewer Utilities	7.3
Education	6.0
General Obligation	5.4
Multifamily Housing	5.0
Single Family Housing	3.9
Marine/Aviation Facilities	3.9
Portfolio holdings are subject to change. Percentages are as of September 30, 2008, and are based on the total market value of investments.
Credit Allocation

AAA	8.4%
AA	18.4
A	16.8
BBB	35.2
BB or lower	21.2
Allocations are subject to change. Percentages are as of September 30, 2008, and are dollar-weighted based on the total market value of investments. Market value, the total value of the Fund’s securities, does not include cash. Securities rated by any rating organization are included in the equivalent Standard & Poor’s rating category in the allocation above. The allocation above also includes unrated securities whose ratings have been assigned by the Manager; these unrated securities, currently 27.19% of the Fund’s market value, are deemed comparable in the Manager’s judgment to the rated securities in each category. Credit ratings of AAA, AA, A and BBB and their equivalents denote investment-grade securities.
19 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. This report must be preceded or accompanied by the current prospectus of Oppenheimer Rochester Michigan Municipal Fund.
Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses contain this and other information about the funds. For more information, ask your financial advisor, call us at 1.800.525.7048, or visit our website at www.oppenheimerfunds.com. Read prospectuses carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 6/21/06. Unless otherwise noted, Class A returns include the current maximum initial sales of 4.75%.
Class B shares of the Fund were first publicly offered on 6/21/06. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 3% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 6/21/06. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
20 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended September 30, 2008.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in
21 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

FUND EXPENSES Continued
the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	April 1, 2008	September 30, 2008	September 30, 2008

Actual
Class A	$1,000.00	$847.60	$5.20
Class B	1,000.00	844.40	8.69
Class C	1,000.00	844.30	8.69

Hypothetical
(5% return before expenses)
Class A	1,000.00	1,019.45	5.69
Class B	1,000.00	1,015.69	9.49
Class C	1,000.00	1,015.69	9.49
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended September 30, 2008 are as follows:

Class	Expense Ratios

Class A	1.12%
Class B	1.87
Class C	1.87
The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund’s Manager that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
22 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

Principal
Amount		Coupon	Maturity	Value

Municipal Bonds and Notes—139.1%
Michigan—101.0%
$15,000	Anchor Bay, MI School District[1]	5.000%	05/01/2030	$14,313
50,000	Barry County, MI Building Authority	5.650	07/01/2017	48,724
15,000	Barry County, MI Building Authority (Medical Care Facility)[1]	6.000	07/01/2016	15,257
15,000	Belleville, MI GO	5.400	11/01/2012	15,109
50,000	Benton Harbor, MI Charter COP	8.000	05/01/2032	38,767
30,000	Birch Run, MI (Downtown Devel.)[1]	5.250	06/01/2019	29,920
5,000	Birch Run, MI Township	7.100	05/01/2009	5,019
80,000	Center, MI Academy COP	7.500	10/01/2029	70,880
60,000	Central MI University[1]	5.000	10/01/2023	57,853
100,000	Chelsea, MI EDC (United Methodist Retirement Communities)	5.400	11/15/2027	88,547
5,000	Chippewa County, MI Hospital (Chippewa County War Memorial Hospital)[1]	5.625	11/01/2014	4,732
10,000	Chippewa Valley, MI Schools (School Building & Site)[1]	5.000	05/01/2026	10,520
20,000	Clare County, MI Sewer Disposal System	5.750	11/01/2019	20,608
20,000	Coldwater, MI Community Schools[1]	5.125	05/01/2023	19,998
25,000	Concord, MI Academy Petoskey COP	7.750	12/01/2020	23,447
95,000	Concord, MI Academy Petoskey COP	8.375	12/01/2030	89,406
500,000	Dearborn, MI EDC (Henry Ford Village)[2]	7.125	11/15/2043	468,080
390,000	Detroit, MI Local Devel. Finance Authority[1]	5.500	05/01/2021	295,655
115,000	Detroit, MI Local Devel. Finance Authority[1]	5.500	05/01/2021	87,180
155,000	Detroit, MI Local Devel. Finance Authority[1]	6.700	05/01/2021	133,674
2,700,000	Detroit, MI Local Devel. Finance Authority[1]	6.850	05/01/2021	2,322,324
240,000	Detroit, MI Local Devel. Finance Authority (Chrysler Corp.)[1]	5.375	05/01/2018	194,878
350,000	Detroit, MI Local Devel. Finance Authority (Chrysler Corp.)[1]	5.375	05/01/2021	268,674
45,000	Devon Trace, MI Hsg. Corp.[1]	7.375	08/01/2023	45,739
175,000	Farmington Hills, MI EDC (Botsford General Hospital)[1]	5.750	02/15/2025	171,357
480,000	Flint, MI Hospital Building Authority (Hurley Medical Center)[1]	5.250	07/01/2016	431,933
100,000	Flint, MI Hospital Building Authority (Hurley Medical Center)[1]	5.375	07/01/2018	87,707
60,000	Flint, MI Hospital Building Authority (Hurley Medical Center)[1]	5.375	07/01/2028	46,275
F1 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Michigan Continued
$230,000	Flint, MI Hospital Building Authority (Hurley Medical Center)[1]	5.375%	07/01/2028	$177,388
15,000	Garden City, MI Hospital Finance Authority (Garden City Hospital Osteopathic)	5.750	09/01/2017	13,618
25,000	Genesee County, MI Sewer (Fenton Township)[1]	5.450	05/01/2012	25,170
15,000	Grand Rapids & Kent County, MI Joint Building Authority[1]	5.000	01/01/2012	15,017
5,000	Grand Rapids, MI Charter Township (Porter Hills Foundation)[1]	5.200	07/01/2014	4,955
860,000	Grand Rapids, MI Downtown Devel. Authority[1]	6.875	06/01/2024	889,636
500,000	Grand Traverse Academy, MI Public School Academy[1]	4.625	11/01/2027	363,995
250,000	Grand Traverse Academy, MI Public School Academy[1]	4.750	11/01/2032	178,185
250,000	Grand Traverse Academy, MI Public School Academy	5.000	11/01/2022	206,833
50,000	Grand Traverse County, MI Hospital Finance Authority (Munson Healthcare)[1]	5.500	07/01/2018	50,352
20,000	Gratiot County, MI EDC (Grand Lodge of Free & Accepted Masons of Michigan)[1]	5.000	11/15/2014	20,024
155,000	Highland Park, MI Building Authority	7.750	05/01/2018	170,508
5,000	Hillsdale County, MI Intermediate School District	5.700	05/01/2010	5,035
40,000	Hillsdale, MI Hospital Finance Authority (Community Health Center)[1]	5.250	05/15/2026	34,532
30,000	Houghton, MI Tax Increment Finance Authority	6.000	05/01/2019	29,423
5,000	Howell, MI Public Schools (School Building & Site)[1]	5.000	05/01/2029	4,783
20,000	Ionia, MI GO	6.750	04/01/2015	20,223
250,000	Iron River, MI Hospital Finance Authority (Iron County Community Hospitals)	6.500	05/15/2040	221,248
5,000	Kalamazoo, MI GO1	5.500	04/01/2013	5,060
30,000	Kalamazoo, MI Hospital Finance Authority (Bronson Methodist Hospital)[1]	5.250	05/15/2018	30,244
10,000	Kent County, MI Airport Facility (Kent County International Airport)[1]	5.000	01/01/2017	9,480
25,000	Kent County, MI Airport Facility (Kent County International Airport)[1]	5.000	01/01/2021	22,037
135,000	Kent County, MI Airport Facility (Kent County International Airport)[1]	5.000	01/01/2028	112,795
10,000	Livingston, MI GO (Rossington County Drain District)[1]	5.900	05/01/2012	10,073
15,000	Mackinac Island, MI Park Commission	5.800	09/01/2013	15,042
10,000	Macomb County, MI Hospital Finance Authority (Mt. Clemens General Hospital)[1]	5.875	11/15/2034	10,992
35,000	Melvindale, MI Water Supply & Sewer[1]	5.700	06/01/2016	35,194
F2 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

Principal
Amount		Coupon	Maturity	Value

Michigan Continued
$85,000	MI Discovery Elementary School COP (Public School Academy)	8.125%	10/01/2031	$66,052
95,000	MI George Washington Carver Public School Academy COP	8.000	09/01/2017	91,603
510,000	MI George Washington Carver Public School Academy COP	8.125	09/01/2030	468,007
500,000	MI Higher Education Student Loan Authority[1]	4.700	03/01/2022	402,890
100,000	MI Higher Education Student Loan Authority[1]	5.000	03/01/2031	75,605
25,000	MI Higher Education Student Loan Authority[1]	5.200	09/01/2010	25,167
90,000	MI Higher Education Student Loan Authority[1]	5.400	06/01/2018	84,038
20,000	MI Higher Education Student Loan Authority[1]	5.750	06/01/2013	20,006
10,000	MI Hospital Finance Authority (Central Michigan Community Hospital)[1]	6.250	10/01/2027	9,708
15,000	MI Hospital Finance Authority (Chelsea Community Hospital)[1]	5.375	05/15/2019	14,264
60,000	MI Hospital Finance Authority (Crittenton Hospital Medical Center)[1]	5.625	03/01/2027	57,316
245,000	MI Hospital Finance Authority (Detroit Medical Center Obligated Group)[1]	5.250	08/15/2023	201,018
2,430,000	MI Hospital Finance Authority (Detroit Medical Center Obligated Group)[1]	5.250	08/15/2027	2,044,043
20,000	MI Hospital Finance Authority (Detroit Medical Center)[1]	6.500	08/15/2018	19,656
5,000	MI Hospital Finance Authority (Detroit Medical Center)[1]	8.125	08/15/2012	5,004
50,000	MI Hospital Finance Authority (Holland Community Hospital)[1]	5.625	01/01/2028	47,434
10,000	MI Hospital Finance Authority (McLaren Health Care Corp.)[1]	5.000	06/01/2019	10,022
250,000	MI Hospital Finance Authority (McLaren Health Care Corp.)[1]	5.750	05/15/2038	232,575
25,000	MI Hospital Finance Authority (Memorial Hospital)[1]	5.875	11/15/2021	24,595
5,000	MI Hospital Finance Authority (Mercy Health Services)[1]	5.250	08/15/2027	5,001
10,000	MI Hospital Finance Authority (Mercy Health Services)[1]	5.375	08/15/2016	10,015
20,000	MI Hospital Finance Authority (Oakwood Obligated Group)[1]	5.000	08/15/2026	18,979
30,000	MI Hospital Finance Authority (OHC/OUH Obligated Group)[1]	5.000	08/15/2031	27,620
20,000	MI Hospital Finance Authority (Port Huron Hospital/Marwood Manor Nursing Home)[1]	5.500	07/01/2015	20,032
F3 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

Michigan Continued
$10,000	MI Hospital Finance Authority (Sinai-Grace Hospital)[1]	6.625%		01/01/2016	$9,672
160,000	MI Hospital Finance Authority (Sinai-Grace Hospital)[1]	6.700		01/01/2026	145,946
55,000	MI Hospital Finance Authority (St. John Health System)[1]	5.000		05/15/2028	53,456
5,000	MI Hospital Finance Authority (St. John Medical Center)[1]	5.250		05/15/2026	5,000
25,000	MI Hospital Finance Authority (Trinity Health)[1]	5.375		12/01/2030	23,563
45,000	MI Hsg. Devel. Authority (BGC-II Nonprofit Hsg. Corp.)[1]	5.500		01/15/2018	45,020
15,000	MI Hsg. Devel. Authority (Breton Village Green)[1]	5.625		10/15/2018	15,008
10,000	MI Hsg. Devel. Authority (Charter Square)[1]	5.500		01/15/2021	10,001
65,000	MI Hsg. Devel. Authority (Charter Square)[1]	5.500		01/15/2021	65,005
1,075,000	MI Hsg. Devel. Authority (Deaconess Tower)[1]	5.200		08/20/2038	901,538
40,000	MI Hsg. Devel. Authority (Rental Hsg.)[1]	6.100		10/01/2033	38,750
185,000	MI Hsg. Devel. Authority (Section 8 Assisted Mtg.)	7.986	[3]	04/01/2014	119,349
2,500,000	MI Hsg. Devel. Authority, Series A	5.200		06/01/2039	2,090,200
750,000	MI Hsg. Devel. Authority, Series D	5.200		10/01/2042	620,550
1,000,000	MI Hsg. Devel. Authority, Series D1	5.400		10/01/2033	877,210
180,000	MI John Tolfree Health System Corp.[1]	5.850		09/15/2013	177,874
830,000	MI John Tolfree Health System Corp.[1]	6.000		09/15/2023	745,257
200,000	MI Landmark Academy Public School COP	8.375		06/01/2031	201,566
30,000	MI Municipal Bond Authority[1]	5.150		11/01/2010	30,053
5,000	MI Municipal Bond Authority[1]	5.375		11/01/2020	5,001
5,000	MI Municipal Bond Authority[1]	5.650		05/01/2011	5,009
20,000	MI Municipal Bond Authority[1]	7.250		11/01/2010	20,070
60,000	MI New Beginnings Academy COP	8.000		02/01/2032	55,210
125,000	MI Pansophia Academy COP	7.000		06/01/2029	115,036
1,000,000	MI Public Educational Facilities Authority (American Montessori)[1]	6.500		12/01/2037	877,860
400,000	MI Public Educational Facilities Authority (Black River School)	5.800		09/01/2030	340,252
200,000	MI Public Educational Facilities Authority (Old Redford Academy)[1]	6.000		12/01/2035	172,366
5,000	MI Reeths-Puffer Schools[1]	5.000		05/01/2027	5,307
5,000	MI Reeths-Puffer Schools[1]	5.000		05/01/2027	5,307
2,000,000	MI State University, Series B4	2.509	[5]	02/15/2037	1,250,000
45,000	MI Strategic Fund Limited Obligation (Clark Retirement Community/Clark Retirement Community Foundation Obligated Group)[1]	5.650		09/01/2029	38,011
230,000	MI Strategic Fund Limited Obligation (Detroit Edison Company)[1]	5.550		09/01/2029	194,081
F4 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

Principal
Amount		Coupon		Maturity	Value

Michigan Continued
$460,000	MI Strategic Fund Limited Obligation (Detroit Edison Company)[1]	5.650%		09/01/2029	$395,710
50,000	MI Strategic Fund Limited Obligation (Dow Chemical Company)[1]	5.500		12/01/2028	47,982
120,000	MI Strategic Fund Limited Obligation (Ford Motor Company), Series A	6.550		10/01/2022	83,339
50,000	MI Strategic Fund Limited Obligation (Imperial Holly Corp.)	6.250		11/01/2015	45,710
3,863,527	MI Strategic Fund Limited Obligation (Wolverine Human Services)[1]	5.850		08/31/2027	3,222,684
2,000,000	MI Strategic Fund Limited Obligation (Wolverine Human Services)[1]	7.875		08/31/2028	1,912,960
1,130,000	MI Strategic Fund Pollution Control (General Motors Corp.)	6.200		09/01/2020	699,979
245,000	MI Strategic Fund Solid Waste (S.D. Warren & Company)	7.375		01/15/2022	245,412
1,250,000	MI Tobacco Settlement Finance Authority[1]	6.000		06/01/2034	994,925
1,500,000	MI Tobacco Settlement Finance Authority	6.875		06/01/2042	1,302,330
75,700,000	MI Tobacco Settlement Finance Authority	7.249	[3]	06/01/2052	1,761,539
125,000,000	MI Tobacco Settlement Finance Authority	7.500	[3]	06/01/2052	2,543,750
228,000,000	MI Tobacco Settlement Finance Authority	8.875	[3]	06/01/2058	2,635,680
20,000	Monroe County, MI Water Supply[1]	5.000		05/01/2025	19,515
10,000	Mt. Pleasant, MI Tax Increment[1]	6.400		04/01/2012	10,168
20,000	Muskegon County, MI Building Authority[1]	5.625		07/01/2010	20,031
50,000	New Buffalo, MI GO	5.300		04/01/2014	50,310
40,000	Northern MI University[1]	5.000		12/01/2025	38,006
5,000	Northern MI University[1]	5.125		12/01/2020	5,005
75,000	Oakland County, MI (John E. Olsen Drain District)[1]	5.900		05/01/2014	75,086
30,000	Oceola Township, MI Special Assessment	6.000		06/01/2014	30,245
30,000	Oceola Township, MI Special Assessment	6.000		06/01/2015	30,233
10,000	Ottawa County, MI Building Authority[1]	4.900		11/01/2009	10,022
10,000	Oxford, MI Area Community School District[1]	5.000		05/01/2031	10,585
50,000	Plymouth, MI Educational Center Charter School (Public School Academy)[1]	5.375		11/01/2030	40,168
175,000	Plymouth, MI Educational Center Charter School (Public School Academy)[1]	5.625		11/01/2035	142,165
35,000	Pontiac, MI Sewer Disposal	5.000		01/01/2010	35,272
100,000	Pontiac, MI Sewer Disposal	5.750		01/01/2020	98,527
720,000	Pontiac, MI Tax Increment Finance Authority	5.375		06/01/2017	591,156
115,000	Pontiac, MI Tax Increment Finance Authority	6.250		06/01/2022	95,026
F5 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

Michigan Continued
$25,000	Portage, MI GO1	5.600%		12/01/2014	$25,097
55,000	Raisinville Township, MI Special Assessment District No. 8	6.300		05/01/2009	55,177
55,000	Raisinville Township, MI Special Assessment District No. 8	6.300		05/01/2010	55,156
30,000	Royal Oak, MI Hospital Finance Authority (William Beaumont Hospital)[1]	5.250		11/15/2035	28,067
15,000	Saginaw County, MI (Williamson Acres Drain)	5.000		06/01/2018	14,957
20,000	Scio Township, MI Building Authority	5.650		05/01/2016	20,210
25,000	Scio Township, MI Building Authority	5.650		05/01/2017	25,259
15,000	Shiawassee County, MI (Spaulding Drain District)[1]	5.000		06/01/2016	15,048
15,000	Southfield, MI EDC (Lawrence Technological University)[1]	5.400		02/01/2018	13,917
15,000	St. Joseph, MI School District[1]	5.000		05/01/2026	14,307
10,000	Star International Academy, MI COP	8.000		03/01/2033	10,059
10,000	Tittabawasee Township, MI (Downtown Devel.)[1]	7.000		05/01/2014	10,032
75,000	Troy, MI GO1	5.250		05/01/2011	75,506
2,000,000	Wayne County, MI Building Airport Authority[1]	5.750		12/01/2027	1,832,640
35,000	Wayne County, MI Building Authority[1]	5.250		06/01/2016	35,054
25,000	Wayne, MI Charter County Airport (Detroit Metropolitan Wayne County)[1]	5.000		12/01/2019	22,355
20,000	Wayne, MI Charter County Airport (Detroit Metropolitan Wayne County)[1]	5.125		12/01/2017	18,732
50,000	Wayne, MI Charter County Airport (Detroit Metropolitan Wayne County)[1]	5.250		12/01/2014	49,214
500,000	Wayne, MI Charter County Airport Facilities (Northwest Airlines)	6.000		12/01/2029	326,520
5,000	Webberville, MI Water Supply & Wastewater Treatment[1]	6.500		11/01/2018	5,001

					40,873,424

U.S. Possessions—38.1%
30,000	Guam Government Waterworks Authority and Wastewater System[1]	6.000		07/01/2025	28,229
1,000,000	Puerto Rico Aqueduct & Sewer Authority[1]	0.000	[6]	07/01/2024	808,520
1,500,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000		07/01/2038	1,433,865
1,450,000	Puerto Rico Aqueduct & Sewer Authority	6.000		07/01/2044	1,381,401
1,900,000	Puerto Rico Commonwealth GO1	6.000		07/01/2027	1,872,469
100,000	Puerto Rico Commonwealth GO1	6.000		07/01/2028	98,624
500,000	Puerto Rico Commonwealth GO1	6.000		07/01/2038	487,760
1,000,000	Puerto Rico Electric Power Authority, Series UU4	2.570	[5]	07/01/2031	625,000
5,000	Puerto Rico Highway & Transportation Authority[1]	5.000		07/01/2028	4,410
F6 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

Principal
Amount		Coupon		Maturity	Value

U.S. Possessions Continued
$60,000	Puerto Rico Highway & Transportation Authority, Series G	5.000%		07/01/2042	$50,974
15,000	Puerto Rico IMEPCF (American Airlines)	6.450		12/01/2025	7,795
25,000	Puerto Rico Infrastructure	5.000		07/01/2041	21,275
240,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	5.600		10/01/2014	230,393
700,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	6.250		10/01/2024	625,821
1,855,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	6.500		10/01/2037	1,621,233
50,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000		03/01/2036	39,238
60,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375		02/01/2019	57,359
20,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.500		12/01/2031	17,299
95,000	Puerto Rico ITEMECF (Mennonite General Hospital)[1]	6.500		07/01/2012	92,108
25,000	Puerto Rico ITEMECF (Mennonite General Hospital)[1]	6.500		07/01/2026	21,685
75,000	Puerto Rico ITEMECF (San Lucas & Cristo Redentor Hospitals)[1]	5.750		06/01/2029	54,496
1,360,000	Puerto Rico Port Authority (American Airlines), Series A	6.250		06/01/2026	679,607
15,000	Puerto Rico Public Buildings Authority[1]	5.125		07/01/2024	13,687
7,500,000	Puerto Rico Sales Tax Financing Corp., Series A7	2.806	[5]	08/01/2057	4,950,000
250,000	V.I. Water & Power Authority, Series A1	5.000		07/01/2031	209,380

					15,432,628

Total Investments, at Value (Cost $69,939,495)—139.1%					56,306,052
Liabilities in Excess of Other Assets—(39.1)					(15,834,800)

Net Assets—100.0%					$40,471,252

F7 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments

1.	All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

2.	When-issued security or delayed delivery to be delivered and settled after September 30, 2008. See Note 1 of accompanying Notes.

3.	Zero coupon bond reflects effective yield on the date of purchase.

4.	Illiquid security. The aggregate value of illiquid securities as of September 30, 2008 was $1,875,000, which represents 4.63% of the Fund’s net assets. See Note 5 of accompanying Notes.

5.	Represents the current interest rate for a variable or increasing rate security.

6.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

7.	Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1) Level 1—quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange).
2) Level 2—inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.).
3) Level 3—unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The market value of the Fund’s investments was determined based on the following inputs as of September 30, 2008:

	Investments in	Other Financial
Valuation Description	Securities	Instruments*

Level 1—Quoted Prices	$—	$—
Level 2—Other Significant Observable Inputs	56,306,052	—
Level 3—Significant Unobservable Inputs	—	—

Total	$56,306,052	$—

*	Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.
See accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation techniques, if any, during the reporting period.
To simplify the listings of securities, abbreviations are used per the table below:

COP	Certificates of Participation
EDC	Economic Devel. Corp.
GO	General Obligation
IMEPCF	Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
OHC	Oakwood Hospital Corp.
OUH	Oakwood United Hospitals
ROLs	Residual Option Longs
V.I.	United States Virgin Islands
See accompanying Notes to Financial Statements.
F8 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
September 30, 2008

Assets
Investments, at value (cost $69,939,495)—see accompanying statement of investments	$56,306,052
Cash	88,121
Receivables and other assets:
Interest	806,067
Investments sold	55,000
Due from Manager	750
Shares of beneficial interest sold	449
Other	5,776

Total assets	57,262,215

Liabilities
Payables and other liabilities:
Payable on borrowings (See Note 6)	12,400,000
Payable for short-term floating rate notes issued (See Note 1)	3,750,000
Investments purchased on a when-issued basis or forward commitment	492,025
Dividends	46,646
Interest expense on borrowings	28,365
Shares of beneficial interest redeemed	23,375
Distribution and service plan fees	13,077
Shareholder communications	7,887
Trustees’ compensation	2,143
Transfer and shareholder servicing agent fees	1,222
Other	26,223

Total liabilities	16,790,963

Net Assets	$40,471,252

Composition of Net Assets
Par value of shares of beneficial interest	$4,034
Additional paid-in capital	55,944,525
Accumulated net investment income	858,449
Accumulated net realized loss on investments	(2,702,313)
Net unrealized depreciation on investments	(13,633,443)

Net Assets	$40,471,252

F9 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $33,725,409 and 3,361,000 shares of beneficial interest outstanding)	$10.03
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$10.53

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $889,802 and 88,689 shares of beneficial interest outstanding)	$10.03

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $5,856,041 and 584,196 shares of beneficial interest outstanding)	$10.02
See accompanying Notes to Financial Statements.
F10 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended September 30, 2008

Investment Income

Interest	$1,951,374
Other income	12

Total investment income	1,951,386

Expenses

Management fees	130,477
Distribution and service plan fees:
Class A	13,981
Class B	4,895
Class C	35,416
Transfer and shareholder servicing agent fees:
Class A	4,115
Class B	612
Class C	2,106
Shareholder communications:
Class A	12,762
Class B	356
Class C	3,633
Interest expense on borrowings	166,895
Interest expense and fees on short-term floating rate notes issued (See Note 1)	75,761
Borrowing fees	32,966
Legal, auditing and other professional fees	21,197
Custodian fees and expenses	1,508
Trustees’ compensation	753
Other	4,568

Total expenses	512,001
Less reduction to custodian expenses	(914)
Less waivers and reimbursements of expenses	(214,859)

Net expenses	296,228

Net Investment Income	1,655,158

Realized and Unrealized Loss

Net realized loss on investments	(1,612,177)
Net change in unrealized depreciation on investments	(7,458,377)

Net Decrease in Net Assets Resulting from Operations	$(7,415,396)

See accompanying Notes to Financial Statements.
F11 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	September 30, 2008	March 31,
	(Unaudited)	2008

Operations

Net investment income	$1,655,158	$2,422,415
Net realized loss	(1,612,177)	(1,089,782)
Net change in unrealized depreciation	(7,458,377)	(6,543,490)

Net decrease in net assets resulting from operations	(7,415,396)	(5,210,857)

Dividends and/or Distributions to Shareholders

Dividends from net investment income:
Class A	(1,179,081)	(1,704,372)
Class B	(25,640)	(33,823)
Class C	(185,255)	(242,270)

	(1,389,976)	(1,980,465)

Beneficial Interest Transactions

Net increase in net assets resulting from beneficial interest transactions:
Class A	384,469	29,454,553
Class B	159,352	558,910
Class C	218,307	5,707,814

	762,128	35,721,277

Net Assets

Total increase (decrease)	(8,043,244)	28,529,955
Beginning of period	48,514,496	19,984,541

End of period (including accumulated net investment income of $858,449 and $593,267, respectively)	$40,471,252	$48,514,496

See accompanying Notes to Financial Statements.
F12 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

STATEMENT OF CASH FLOWS Unaudited
For the Six Months Ended September 30, 2008

Cash Flows from Operating Activities
Net decrease in net assets from operations	$(7,415,396)
Adjustments to reconcile net decrease in net assets from operations to net cash flow provided by operating activities:
Purchase of investment securities	(15,897,629)
Proceeds from disposition of investment securities	13,322,297
Short-term investment securities, net	5,439,756
Premium amortization	53,757
Discount accretion	(388,133)
Net realized loss on investments	1,612,177
Net change in unrealized depreciation on investments	7,458,377
Decrease in interest receivable	121,778
Decrease in receivable for securities sold	3,814,474
Increase in other assets	(4,035)
Decrease in payable for securities purchased	(4,118,289)
Decrease in payable for accrued expenses	(8,036)

Net cash provided by operating activities	3,991,098

Cash Flows from Financing Activities
Proceeds from bank borrowings	17,700,000
Payments on bank borrowings	(19,700,000)
Payments from short-term floating rate notes issued	(1,750,000)
Proceeds from shares sold	6,858,683
Payments on shares redeemed	(6,207,036)
Cash distributions paid	(1,002,462)

Net cash used in financing activities	(4,100,815)

Net decrease in cash	(109,717)
Cash, beginning balance	197,838

Cash, ending balance	$88,121

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $388,026.
Cash paid for interest on bank borrowings—$171,695.
Cash paid for interest on short-term floating rate notes issued—$75,761.
See accompanying Notes to Financial Statements.
F13 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	September 30, 2008	Year Ended March 31,
Class A	(Unaudited)	2008	2007[1]

Per Share Operating Data

Net asset value, beginning of period	$12.20	$14.43	$13.60

Income (loss) from investment operations:
Net investment income[2]	.42	.83	.65
Net realized and unrealized gain (loss)	(2.24)	(2.39)	.64

Total from investment operations	(1.82)	(1.56)	1.29

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.35)	(.67)	(.46)

Net asset value, end of period	$10.03	$12.20	$14.43

Total Return, at Net Asset Value[3]	(15.24)%	(11.14)%	9.62%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$33,725	$40,660	$17,170

Average net assets (in thousands)	$39,346	$33,865	$11,550

Ratios to average net assets:[4]
Net investment income	7.10%	6.12%	5.82%
Expenses excluding interest and fees on short-term floating rate notes issued	1.66%	1.99%	2.63%
Interest and fees on short-term floating rate notes issued[5]	0.32%	0.68%	0.34%

Total expenses	1.98%	2.67%	2.97%[6]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses[7]	1.12%	1.48%	1.14%

Portfolio turnover rate	31%	104%	4%

1.	For the period from June 21, 2006 (commencement of operations) to March 31, 2007.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

6.	Total expenses ratio is higher than the anticipated total expense ratio of the class for future fiscal years due to the Fund’s limited operating history.

7.	Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses, excluding interest and related expenses from inverse floating rate securities, as a percent of average daily net assets will not exceed the following annual rates: 0.80%, 1.55% and 1.55% for Class A shares, Class B shares and Class C shares, respectively.
See accompanying Notes to Financial Statements.
F14 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

	Six Months
	Ended
	September 30, 2008	Year Ended March 31,
Class B	(Unaudited)	2008	2007[1]

Per Share Operating Data

Net asset value, beginning of period	$12.20	$14.43	$13.60

Income (loss) from investment operations:
Net investment income[2]	.37	.72	.51
Net realized and unrealized gain (loss)	(2.23)	(2.38)	.69

Total from investment operations	(1.86)	(1.66)	1.20

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.31)	(.57)	(.37)

Net asset value, end of period	$10.03	$12.20	$14.43

Total Return, at Net Asset Value[3]	(15.56)%	(11.82)%	9.03%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$890	$918	$506

Average net assets (in thousands)	$979	$801	$196

Ratios to average net assets:[4]
Net investment income	6.34%	5.34%	4.55%
Expenses excluding interest and fees on short-term floating rate notes issued	2.70%	3.26%	4.43%
Interest and fees on short-term floating rate notes issued[5]	0.32%	0.68%	0.34%

Total expenses	3.02%	3.94%	4.77%[6]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses[7]	1.87%	2.23%	1.89%

Portfolio turnover rate	31%	104%	4%

1.	For the period from June 21, 2006 (commencement of operations) to March 31, 2007.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

6.	Total expenses ratio is higher than the anticipated total expense ratio of the class for future fiscal years due to the Fund’s limited operating history.

7.	Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses, excluding interest and related expenses from inverse floating rate securities, as a percent of average daily net assets will not exceed the following annual rates: 0.80%, 1.55% and 1.55% for Class A shares, Class B shares and Class C shares, respectively.
See accompanying Notes to Financial Statements.
F15 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	September 30, 2008	Year Ended March 31,
Class C	(Unaudited)	2008	2007[1]

Per Share Operating Data

Net asset value, beginning of period	$12.19	$14.42	$13.60

Income (loss) from investment operations:
Net investment income[2]	.37	.72	.52
Net realized and unrealized gain (loss)	(2.23)	(2.38)	.67

Total from investment operations	(1.86)	(1.66)	1.19

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.31)	(.57)	(.37)

Net asset value, end of period	$10.02	$12.19	$14.42

Total Return, at Net Asset Value[3]	(15.57)%	(11.83)%	8.94%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$5,856	$6,936	$2,309

Average net assets (in thousands)	$7,079	$5,750	$845

Ratios to average net assets:[4]
Net investment income	6.33%	5.33%	4.63%
Expenses excluding interest and fees on short-term floating rate notes issued	2.66%	3.03%	3.76%
Interest and fees on short-term floating rate notes issued[5]	0.32%	0.68%	0.34%

Total expenses	2.98%	3.71%	4.10%[6]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses[7]	1.87%	2.23%	1.89%

Portfolio turnover rate	31%	104%	4%

1.	For the period from June 21, 2006 (commencement of operations) to March 31, 2007.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

6.	Total expenses ratio is higher than the anticipated total expense ratio of the class for future fiscal years due to the Fund’s limited operating history.

7.	Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses, excluding interest and related expenses from inverse floating rate securities, as a percent of average daily net assets will not exceed the following annual rates: 0.80%, 1.55% and 1.55% for Class A shares, Class B shares and Class C shares, respectively.
See accompanying Notes to Financial Statements.
F16 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Rochester Michigan Municipal Fund (the “Fund”), is a registered under the Investment Company Act of 1940, as amended as a non-diversified, open-end management investment company. The investment objective of the Fund is to seek a high level of current interest income exempt from federal and Michigan state income taxes for individual investors as is consistent with preservation of capital. The Funds’ investment adviser is OppenheimerFunds, Inc. (the “Manager”). As of September 30, 2008, 53% of the shares of the Fund were owned by the Manager and its affiliates.
     The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1”, inputs other than quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3”. The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to
F17 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
the time when the Fund’s assets are valued. Securities whose principal exchange is NAS-DAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.
     In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     Fair valued securities may be classified as “Level 3” if the valuation primarily reflects the Manager’s own assumptions about the inputs that market participants would use in valuing such securities.
     There have been no significant changes to the fair valuation methodologies during the period.
F18 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of September 30, 2008, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery
Basis Transactions

Purchased securities	$ 492,025
Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund’s exposure to the effects of leverage from its investments in inverse floaters amount to $2,475,000 as of September 30, 2008, which represents 4.32% of the Fund’s total assets.
     Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the “municipal bond”) to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the “sponsor”) creates a trust (the “Trust”) and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an “inverse floating rate security”) to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund’s repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating
F19 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but do not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust’s liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund’s Statement of Operations. At September 30, 2008, municipal bond holdings with a value of $4,950,000 shown on the Fund’s Statement of Investments are held by such Trusts and serve as collateral for the $3,750,000 in short-term floating rate notes issued and outstanding at that date.
At September 30, 2008, the Fund’s residual exposure to these types of inverse floating rate securities were as follows:

Principal	Inverse	Coupon	Maturity
Amount	Floater[1]	Rate[2]	Date	Value

$3,750,000	Puerto Rico Sales Tax Financing Corp. ROLs[3]	(0.220)%	8/1/57	$1,200,000

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page F8 of the Statement of Investments.

2.	Represents the current interest rate for a variable rate bond known as an “inverse floater.”

3.	Security is subject to a shortfall and forbearance agreement.
The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in such inverse floating rate securities, if it deems it appropriate to do so. As of September 30, 2008, in addition to the exposure detailed in the preceding table, the Fund’s maximum exposure under such agreements is estimated at $3,750,000.
Concentration Risk. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
F20 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended March 31, 2008, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of March 31, 2008, the Fund had available for federal income tax purposes post-October losses of $42,789 and unused capital loss carryforwards as follows:

Expiring

2015	$184
2016	1,046,240

Total	$1,046,424

As of September 30, 2008, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $2,701,390 expiring by 2017. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended September 30, 2008, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2008 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.
F21 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued

Federal tax cost of securities	$69,939,495

Gross unrealized appreciation	$57,692
Gross unrealized depreciation	(13,691,135)

Net unrealized depreciation	$(13,633,443)

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended September 30, 2008, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$242
Accumulated Liability as of September 30, 2008	1,492
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated
F22 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended September 30, 2008		Year Ended March 31, 2008
	Shares	Amount	Shares	Amount

Class A
Sold	419,776	$5,044,499	2,616,529	$35,776,419
Dividends and/or distributions reinvested	22,627	261,353	30,133	407,210
Redeemed	(412,852)	(4,921,383)	(504,769)	(6,729,076)

Net increase	29,551	$384,469	2,141,893	$29,454,553

Class B
Sold	17,265	$204,188	45,047	$622,643
Dividends and/or distributions reinvested	1,348	15,560	1,712	23,095
Redeemed	(5,163)	(60,396)	(6,552)	(86,828)

Net increase	13,450	$159,352	40,207	$558,910

F23 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2. Shares of Beneficial Interest Continued

	Six Months Ended September 30, 2008		Year Ended March 31, 2008
	Shares	Amount	Shares	Amount

Class C
Sold	110,341	$1,325,428	531,150	$7,344,236
Dividends and/or distributions reinvested	9,617	111,113	11,479	154,345
Redeemed	(104,645)	(1,218,234)	(133,820)	(1,790,767)

Net increase	15,313	$218,307	408,809	$5,707,814

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended September 30, 2008, were as follows:

	Purchases	Sales

Investment securities	$15,897,629	$13,322,297
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $500 million	0.55%
Next $500 million	0.50
Next $500 million	0.45
Over $1.5 billion	0.40
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended September 30, 2008, the Fund paid $6,580 to OFS for services to the Fund.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
F24 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor’s aggregate uncompensated expenses under the Plans at September 30, 2008 for Class B and Class C shares were $36,611 and $81,399, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C
	Class A	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by
Six Months Ended	Distributor	Distributor	Distributor	Distributor

September 30, 2008	$12,451	$7,178	$1,450	$3,264
Waivers and Reimbursements of Expenses. The Manager has voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses” excluding expenses attributable to the Funds’ investments in inverse floaters, will not exceed 0.80% for Class A shares and 1.55% for Class B shares and Class C shares, respectively, of average annual net assets for each class of shares. This voluntary undertaking is expected to remain in effect indefinitely. However, it may be amended or withdrawn by the Manager at any time without shareholder notice. During the six months ended September 30, 2008, the Manager reimbursed $169,867, $5,615 and $39,377 for Class A, Class B and Class C shares, respectively.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.
F25 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Illiquid Securities
As of September 30, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.
6. Borrowings
The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund’s share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund’s yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.
     The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $1.25 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (2.9074% as of September 30, 2008). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual commitment fee on the amount of the unused portion of the total facility size. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.
As of September 30, 2008, the Fund had borrowings outstanding at an interest rate of 2.9074%. Details of the borrowings for the six months ended September 30, 2008 are as follows:

Average Daily Loan Balance	$11,647,541
Average Daily Interest Rate	2.815%
Fees Paid	$32,317
Interest Paid	$171,695
7. Recent Accounting Pronouncement
In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 161, Disclosures about Derivative Instruments and Hedging Activities. This standard requires enhanced disclosures about derivative and
F26 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund’s financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund’s financial statements and related disclosures.
F27 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

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F28 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio managers and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
23 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Ron Fielding, Daniel Loughran, Scott Cottier and Troy Willis, the portfolio managers for the Fund, and the Manager’s Rochester investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources, the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load Michigan municipal debt funds advised by other investment advisers. The Board noted that the Fund’s one-year and since inception performance was below its peer group median.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other Michigan municipal debt funds with comparable asset levels and distribution features. The Board noted that the Manager has agreed to voluntarily waive management fees and/or reimburse the Fund for certain expenses so that total expenses (excluding expenses attributable to inverse floaters) will not exceed 0.80% of annual net assets for Class A shares and 1.55% of annual net assets for Class B shares and Class C shares, which may be modified or terminated at any time without notice to shareholders. The Board noted
24 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

that the Fund’s actual management fees were lower than its peer group median although its contractual management fees were equal to its peer group median and total expenses were higher than its peer group median. The Board considered that the total expenses include inverse floater expenses, which is shown as an expense for accounting purposes and is not an expense paid out by the fund.
     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
25 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
26 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
     a) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to semiannual reports.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to semiannual reports.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to semiannual reports.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and

whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 09/30/2008, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Rochester Michigan Municipal Fund

By:	/s/ John V. Murphy John V. Murphy
Principal Executive Officer
Date: 11/11/2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John V. Murphy John V. Murphy
Principal Executive Officer
Date: 11/11/2008

By:	/s/ Brian W. Wixted Brian W. Wixted
Principal Financial Officer
Date: 11/11/2008